Note 7 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 220,646	$ 217,433
Goodwill acquired during the year	44,655	6,940
Other items	187	157
Foreign exchange	678	(3,884)
Balance	266,166	220,646
FirstService Residential Segment [Member]
Balance	167,449	165,390
Goodwill acquired during the year	5,696	4,794
Other items	18	157
Foreign exchange	510	(2,892)
Balance	173,673	167,449
FirstService Brands Segment [Member]
Balance	53,197	52,043
Goodwill acquired during the year	38,959	2,146
Other items	169
Foreign exchange	168	(992)
Balance	$ 92,493	$ 53,197